Equity Method Investments, Ownership Interests and Carrying Amount (Details) - USD ($)		Jun. 30, 2026	Dec. 31, 2025
Equity Method Investments [Abstract]
Carrying amount		$ 46,268,316	$ 50,045,840
Fair value		$ 234,269,389	$ 139,745,917
Wilhelmsen Ahrenkiel Ship Management GmbH & Co. KG [Member]
Equity Method Investments [Abstract]
Ownership interest		50.00%	50.00%
Carrying amount		$ 18,951,538	$ 20,249,258
BB Amstel B.V. [Member]
Equity Method Investments [Abstract]
Ownership interest		41.50%	41.50%
Carrying amount		$ 8,067,680	$ 8,348,495
MPC Caribbean Clean Energy Limited, Barbados [Member]
Equity Method Investments [Abstract]
Ownership interest		22.20%	22.20%
Carrying amount		$ 5,227,063	$ 5,466,198
Barber Ship Management Germany GmbH & Co. KG [Member]
Equity Method Investments [Abstract]
Ownership interest		50.00%	50.00%
Carrying amount		$ 3,941,425	$ 4,111,977
BestShip GmbH & Cie, KG [Member]
Equity Method Investments [Abstract]
Ownership interest		50.00%	50.00%
Carrying amount		$ 4,022,830	$ 3,712,538
Rio Jul Beteiligungs GmbH & Co. KG, Hamburg [Member]
Equity Method Investments [Abstract]
Ownership interest			39.30%
Carrying amount		$ 0	$ 3,679,487
MPC Storm Maritime Opportunities GmbH & Co. KG [Member]
Equity Method Investments [Abstract]
Ownership interest		21.40%
Carrying amount		$ 3,055,431	0
Other [Member]
Equity Method Investments [Abstract]
Carrying amount	[1]	$ 3,002,349	$ 4,477,887
Other [Member] | Minimum [Member]
Equity Method Investments [Abstract]
Ownership interest		25.10%	25.50%
Other [Member] | Maximum [Member]
Equity Method Investments [Abstract]
Ownership interest		50.00%	50.00%
MPC Container Ships ASA [Member]
Equity Method Investments [Abstract]
Ownership interest		20.10%	17.14%
Fair value		$ 227,922,012	$ 133,674,134
MPC Energy Solutions N.V. [Member]
Equity Method Investments [Abstract]
Ownership interest		20.50%	20.50%
Fair value		$ 6,347,377	$ 6,071,783

[1]	As at June 30, 2026, these investments represent ownership interests ranging from approximately 25.1% to 50.0% (December 31, 2025: 25.5% to 50.0%) in entities engaged primarily in holding and investing in maritime assets, including equity interests in vessel-owning companies. The entities are located in Germany and Norway.